DEFERRED INCOME (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DEFERRED INCOME
Services and goods		R$ 301,292
Disposal of PP&E	R$ 89,835	165,162
Activation revenue		7,959
Customer loyalty program		50,354
Government grants	94,335	115,379
Contractual Liabilities - IFRS 15	532,207
Other	59,658	83,052
Total	776,035	723,198
Current	525,509	372,561
Noncurrent	250,526	R$ 350,637
Reclassification to deferred income contractual liabilities	372,167
Reclassification from deferred income services and goods	318,778
Reclassification from deferred income customer loyalty program	R$ 53,389